Financial risk management objectives and policies - Capital management 1 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management objectives and policies [abstract]
Interest bearing loans	$ 37,863	$ 41,660
Cash (including restricted cash)	(1,396)	(2,966)
Net debt	36,467	38,694
Equity	41,050	43,968	$ 20,760	$ 30,535
Adjustment for the market value of vessels (charter-free)	(27,500)	(31,970)
Adjusted book capitalization	13,550	11,998
Adjusted book capitalization plus net debt	$ 50,017	$ 50,692
Ratio	73.00%	76.00%